Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]
Intangible assets as of December 31, 2014 and December 31, 2013 consist of the following:

		Non-
	Bad Debt	Compete	Profit Interest
	Guarantee	Agreement	Agreement	Total
Amortized intangible assets:
Gross carrying amounts
Balance as of January 1, 2013	$589,719	$1,518,516	$104,895,867	$107,004,102
Acquisition	16,881	305,927	56,758,004	57,080,812
Foreign currency translation	(226)	(422)	(7,535)	(8,183)
Balance as of December 31, 2013	606,374	1,824,021	161,646,336	164,076,731
Foreign currency translation	124	(243)	(1,998)	(2,117)

Balance as of December 31, 2014	606,498	1,823,778	161,443,338	164,074,614

Accumulated amortization
Balance as of January 1, 2013	196,440	165,930	12,190,669	12,553,039
Amortization expense	124,436	159,235	12,903,335	13,187,006
Foreign currency translation	(34)	(9)	(216)	(259)
Balance as of December 31, 2013	320,842	325,156	25,093,788	25,739,786
Amortization expense	127,282	176,281	16,061,471	16,365,034
Foreign currency translation	(55)	108	1,093	1,146

Balance as of December 31, 2014	448,069	501,545	41,156,352	42,105,966
Total amortized intangible assets	$158,429	$1,322,233	$120,286,986	$121,968,648

Goodwill
Unamortized intangible assets:
Balance as of January 1, 2013	$17,037,761
Acquisition	722,748
Foreign currency translation	(6,373)
Balance as of December 31, 2013	$17,754,136
Foreign currency translation	(229)

Balance as of December 31, 2014	$17,753,907

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Estimated amortization expense of intangibles for the next five years and thereafter is as follows:

2015	$16,366,511
2016	16,270,349
2017	16,239,217
2018	16,239,217
2019	16,239,217
Thereafter	40,614,137
$121,968,648